Restatement of Previously Issued Financial Statements - Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating revenues
Contract revenues		$ 657	[1]	$ 809	[1]	$ 808	[1]	$ 1,617	[1]	$ 2,274	[1]	$ 2,850		$ 3,957	[1]	$ 4,518
Reimbursable revenues		15	[1]	16	[1]	18	[1]	34	[1]	49	[1]	66		113	[1]	190
Other revenues	[2]	71	[1]	43	[1]	65	[1]	108	[1]	179	[1]	253		265	[1]	289
Total operating revenues		743	[1]	868	[1]	891	[1]	1,759	[1]	2,502	[1]	3,169		4,335	[1]	4,997
Loss on disposal	[2]											0		(63)	[1]	632
Contingent consideration realized		5	[1]	5	[1]	5	[1]	10	[1]	15	[1]	21	[2]	47	[1],[2],[3]	0	[2]
Operating expenses
Vessel and rig operating expenses	[2]	243	[1]	248	[1]	290	[1]	538	[1]	781	[1]	1,015		1,611	[1]	1,938
Reimbursable expenses		13	[1]	14	[1]	18	[1]	32	[1]	45	[1]	61		99	[1]	172
Depreciation and amortization		194	[1]	193	[1]	200	[1],[3]	393	[1]	587	[1]	810		779	[1],[3]	693
Loss on impairment of goodwill												0		563	[1]
General and administrative expenses	[2]	51	[1]	54	[1]	60	[1]	114	[1]	165	[1]	234		248	[1]	315
Total operating expenses		501	[1]	509	[1]	568	[1]	1,077	[1]	1,578	[1]	2,164		3,300	[1]	3,350
Operating income		247	[1]	364	[1]	328	[1]	692	[1]	939	[1]	1,026		1,019	[1]	2,279
Financial items and other income and expense
Interest income	[2]	17	[1]	16	[1]	20	[1]	36	[1]	53	[1]	66		67	[1]	63
Interest expense	[2]	(98)	[1]	(105)	[1]	(102)	[1]	(207)	[1]	(305)	[1]	(412)		(415)	[1]	(478)
Share in results from associated companies (net of tax)		63	[1]	61	[1]	47	[1]	108	[1]	171	[1]	283		192	[1]	34
(Loss)/gain on derivative financial instruments		59	[1],[2]	(72)	[1],[2]	(45)	[1],[2]	(117)	[1],[2]	(58)		(74)	[2]	(150)	[1],[2]	(497)	[2]
Net gain/(loss) on debt extinguishment				47	[1],[2]			47	[1]	47		47		8	[1]	(54)
Foreign exchange gain (loss)		(11)	[1]	10	[1]	(15)	[1]	(5)	[1]	(16)		18		63	[1]	164
Other financial items and other income, net				2	[1],[2]	13	[1],[2]	15	[1],[2]	15		(15)	[2]	52	[1],[2]	125	[2]
Loss on impairment of investments		(882)	[1]			(13)	[1]	(13)	[1]	(895)		(895)		(1,285)	[1]	0
Gain on sale of tender rig business												0		22	[1],[3]	0
Total financial items and other (expense)/income, net		(852)	[1]	(41)	[1]	(95)	[1]	(136)	[1]	(988)		(982)		(1,446)	[1]	1,827
Income/(loss) before income taxes		(605)	[1]	323	[1]	233	[1]	556	[1]	(49)	[1]	44		(427)	[1]	4,106
Income tax expense		(49)	[1]	(56)	[1]	(84)	[1]	(140)	[1]	(189)	[1]	(199)		(208)	[1]	(19)
Net (loss)/income		(654)	[1]	267	[1]	149	[1],[3],[4]	416	[1]	(238)	[1]	(155)		(635)	[1],[3],[4]	4,087
Net income/(loss) attributable to the non-controlling interest		2	[1]	15	[1]	16	[1]	31	[1]	(270)	[1]	26		(1)	[1]	108
Net (loss)/income attributable to the parent		$ (656)	[1]	$ 252	[1]	$ 133	[1]	$ 385	[1]	$ 32	[1]	$ (181)		$ (634)	[1]	$ 3,979
Basic (loss)/earnings per share (in dollars per share)		$ (1.29)	[1]	$ 0.50	[1]	$ 0.27	[1]	$ 0.77	[1]	$ (0.54)	[1]	$ (0.36)		$ (1.29)	[1]	$ 8.32
Diluted (loss)/earnings per share (in dollars per share)		$ (1.29)	[1]	$ 0.50	[1]	$ 0.27	[1]	$ 0.77	[1]	$ (0.54)	[1]	$ (0.36)		$ (1.29)	[1]	$ 8.30
Derivative valuation adjustments
Financial items and other income and expense
Net (loss)/income								$ 41
As previously filed on Form 20-F
Operating revenues
Contract revenues	[1]	$ 657		$ 809		$ 808		1,617		$ 2,274				$ 3,957
Reimbursable revenues	[1]	15		16		18		34		49				113
Other revenues	[1],[2]	71		43		65		108		179				265
Total operating revenues	[1]	743		868		891		1,759		2,502				4,335
Loss on disposal	[1],[2]													(63)
Contingent consideration realized	[1]	5		5		5		10		15				47	[3]
Operating expenses
Vessel and rig operating expenses	[1],[2]	243		248		290		538		781				1,611
Reimbursable expenses	[1]	13		14		18		32		45				99
Depreciation and amortization	[1]	194		193		200	[3]	393		587				779	[3]
Loss on impairment of goodwill	[1]													563
General and administrative expenses	[1],[2]	51		54		60		114		165				248
Total operating expenses	[1]	501		509		568		1,077		1,578				3,300
Operating income	[1]	247		364		328		692		939				1,019
Financial items and other income and expense
Interest income	[1],[2]	17		16		20		36		53				67
Interest expense	[1],[2]	(98)		(105)		(102)		(207)		(305)				(415)
Share in results from associated companies (net of tax)	[1]	67		58		39		97		164				190
(Loss)/gain on derivative financial instruments		53	[1],[2]	(60)	[1],[2]	(87)	[1],[2]	(147)	[1],[2]	(94)				(274)	[1],[2]
Net gain/(loss) on debt extinguishment				47	[1],[2]			47	[1]	47				8	[1]
Foreign exchange gain (loss)		(11)	[1]	10	[1]	(15)	[1]	(5)	[1]	(16)				63	[1]
Other financial items and other income, net				2	[1],[2]	13	[1],[2]	15	[1],[2]	15				52	[1],[2]
Loss on impairment of investments		(882)	[1]			(24)	[1]	(24)	[1]	(906)				(1,274)	[1]
Gain on sale of tender rig business	[1],[3]													22
Total financial items and other (expense)/income, net		(854)	[1]	(32)	[1]	(156)	[1]	(188)	[1]	(1,042)				(1,561)	[1]
Income/(loss) before income taxes	[1]	(607)		332		172		504		(103)				(542)
Income tax expense	[1]	(49)		(56)		(84)		(140)		(189)				(208)
Net (loss)/income	[1]	(656)		276		88	[3],[4]	364		(292)				(750)	[3],[4]
Net income/(loss) attributable to the non-controlling interest	[1]	1		16		14		30		(323)				(12)
Net (loss)/income attributable to the parent	[1]	$ (657)		$ 260		$ 74		$ 334		$ 31				$ (738)
Basic (loss)/earnings per share (in dollars per share)	[1]	$ (1.29)		$ 0.52		$ 0.15		$ 0.67		$ (0.64)				$ (1.49)
Diluted (loss)/earnings per share (in dollars per share)	[1]	$ (1.29)		$ 0.52		$ 0.15		$ 0.67		$ (0.64)				$ (1.49)
Restatement Adjustment
Financial items and other income and expense
Net income/(loss) attributable to the non-controlling interest														$ 11
Restatement Adjustment | Derivative valuation adjustments
Operating revenues
Contract revenues	[1]	$ 0		$ 0		$ 0		$ 0		$ 0				0
Reimbursable revenues	[1]	0		0		0		0		0				0
Other revenues	[1],[2]	0		0		0		0		0				0
Total operating revenues	[1]	0		0		0		0		0				0
Loss on disposal	[1],[2]													0
Contingent consideration realized	[1]	0		0		0		0		0				0	[3]
Operating expenses
Vessel and rig operating expenses	[1],[2]	0		0		0		0		0				0
Reimbursable expenses	[1]	0		0		0		0		0				0
Depreciation and amortization	[1]	0		0		0	[3]	0		0				0	[3]
Loss on impairment of goodwill	[1]													0
General and administrative expenses	[1],[2]	0		0		0		0		0				0
Total operating expenses	[1]	0		0		0		0		0				0
Operating income	[1]	0		0		0		0		0				0
Financial items and other income and expense
Interest income	[1],[2]	0		0		0		0		0				0
Interest expense	[1],[2]	0		0		0		0		0				0
Share in results from associated companies (net of tax)	[1]	(4)		3		8		11		7				12
(Loss)/gain on derivative financial instruments		6	[1],[2]	(12)	[1],[2]	42	[1],[2]	30	[1],[2]	36				124	[1],[2]
Net gain/(loss) on debt extinguishment				0	[1],[2]			0	[1]	0				0	[1]
Foreign exchange gain (loss)		0	[1]	0	[1]	0	[1]	0	[1]	0				0	[1]
Other financial items and other income, net				0	[1],[2]	0	[1],[2]	0	[1],[2]	0				0	[1],[2]
Loss on impairment of investments		0	[1]			0	[1]	0	[1]	0				0	[1]
Gain on sale of tender rig business	[1],[3]													0
Total financial items and other (expense)/income, net		2	[1]	(9)	[1]	50	[1]	41	[1]	43				136	[1]
Income/(loss) before income taxes	[1]	2		(9)		50		41		43				136
Income tax expense	[1]	0		0		0		0		0				0
Net (loss)/income	[1]	2		(9)		50	[3],[4]	41		43				136	[3],[4]
Net income/(loss) attributable to the non-controlling interest	[1]	1		(1)		2		1		42				11
Net (loss)/income attributable to the parent	[1]	$ 1		$ (8)		$ 48		$ 40		$ 1				$ 125
Basic (loss)/earnings per share (in dollars per share)	[1]	$ 0.00		$ (0.02)		$ 0.10		$ 0.08		$ 0.08				$ 0.24
Diluted (loss)/earnings per share (in dollars per share)	[1]	$ 0.00		$ (0.02)		$ 0.10		$ 0.08		$ 0.08				$ 0.24
Restatement Adjustment | Other adjustments
Operating revenues
Contract revenues	[1]					$ 0		$ 0		$ 0				$ 0
Reimbursable revenues	[1]					0		0		0				0
Other revenues	[1],[2]					0		0		0				0
Total operating revenues	[1]					0		0		0				0
Loss on disposal	[1],[2]													0
Contingent consideration realized	[1]					0		0		0				0	[3]
Operating expenses
Vessel and rig operating expenses	[1],[2]					0		0		0				0
Reimbursable expenses	[1]					0		0		0				0
Depreciation and amortization	[1]					0	[3]	0		0				0	[3]
Loss on impairment of goodwill	[1]													0
General and administrative expenses	[1],[2]					0		0		0				0
Total operating expenses	[1]					0		0		0				0
Operating income	[1]					0		0		0				0
Financial items and other income and expense
Interest income	[1],[2]					0		0		0				0
Interest expense	[1],[2]					0		0		0				0
Share in results from associated companies (net of tax)	[1]					0		0		0				(10)
(Loss)/gain on derivative financial instruments						0	[1],[2]	0	[1],[2]	0				0	[1],[2]
Net gain/(loss) on debt extinguishment								0	[1]	0				0	[1]
Foreign exchange gain (loss)						0	[1]	0	[1]	0				0	[1]
Other financial items and other income, net						0	[1],[2]	0	[1],[2]	0				0	[1],[2]
Loss on impairment of investments						11	[1]	11	[1]	11				(11)	[1]
Gain on sale of tender rig business	[1],[3]													0
Total financial items and other (expense)/income, net						11	[1]	11	[1]	11				(21)	[1]
Income/(loss) before income taxes	[1]					11		11		11				(21)
Income tax expense	[1]					0		0		0				0
Net (loss)/income	[1]					11	[3],[4]	11		11				(21)	[3],[4]
Net income/(loss) attributable to the non-controlling interest	[1]					0		0		11				0
Net (loss)/income attributable to the parent	[1]					$ 11		$ 11		$ 0				$ (21)
Basic (loss)/earnings per share (in dollars per share)	[1]					$ 0.02		$ 0.02		$ 0.02				$ (0.04)
Diluted (loss)/earnings per share (in dollars per share)	[1]					$ 0.02		$ 0.02		$ 0.02				$ (0.04)

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Refer to Note 39 "Restatement of previously issued financial statements"